Acquisitions and Divestiture (Narrative) (Details)					12 Months Ended			1 Months Ended								1 Months Ended	0 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Cellestis [Member] USD ($)	Aug. 29, 2011 Cellestis [Member] USD ($)	Dec. 31, 2011 ESE GmbH and IFP [Member] USD ($)	Dec. 31, 2010 ESE GmbH and IFP [Member] USD ($)	Jan. 12, 2010 ESE GmbH and IFP [Member]	Sep. 21, 2009 DxS Ltd [Member] USD ($)	Dec. 31, 2011 DxS Ltd [Member] USD ($)	Dec. 31, 2010 DxS Ltd [Member] USD ($)	Dec. 31, 2010 SABiosciences Corporation [Member] USD ($)	Dec. 14, 2009 SABiosciences Corporation [Member] USD ($)	Aug. 06, 2009 Explera s.r.l [Member] USD ($)	Dec. 31, 2010 PCR-Based Technologies [Member] USD ($)	Nov. 12, 2009 PCR-Based Technologies [Member] USD ($)	Jul. 31, 2009 Olerup SSP [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Jul. 08, 2011 Ipsogen [Member] USD ($)	Dec. 31, 2011 Ipsogen [Member] USD ($)	Dec. 31, 2010 Escrow Account [Member] ESE GmbH and IFP [Member] USD ($)	Nov. 12, 2009 Escrow Account [Member] PCR-Based Technologies [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Aug. 06, 2009 Milestone Payment [Member] Explera s.r.l [Member] USD ($)
Number of biomarkers																			15
Payments to Acquire Businesses, Gross																	$ 57,400,000	€ 40,900,000		$ 29,800,000
Purchase price	472,325,000		372,452,000										7,500,000							99,873,000
Percentage of shares acquired							100.00%	100.00%				100.00%			100.00%		62.60%	62.60%		89.30%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	42,437,000																42,437,000
Outstanding Shares and Other Equity Instruments, Fair Value																							99,900,000	70,200,000
Equity Method Investment, Minimum Ownership Trigerring Percent																	50.00%	50.00%
Ownership percentage							100.00%	100.00%				100.00%			100.00%		62.60%	62.60%		89.30%
Funds released from escrow account					1,300,000	1,600,000
Cash payment								35,000,000													2,900,000	13,100,000			2,500,000
Purchase price in cash	429,888,000	192,409,000	372,452,000	372,500,000	22,700,000			94,500,000		94,823,000	97,586,000	97,600,000	5,000,000	1,600,000	23,300,000					57,436,000
Business Acquisition, Acquisition Offer Price, Per Share																			$ 12.90
Amounts held in escrow in connection with acquisitions	7,026,000	27,006,000				8,100,000		8,700,000	4,800,000		5,900,000
Preacquisition contingencies included in accrued and other liabilities	6,203,000	28,679,000			2,600,000	5,200,000		8,700,000	4,800,000		5,900,000
Total consideration at fair value								112,100,000
Fair value of the contingent consideration		17,599,000						17,600,000		17,599,000	0
Discount rate used to derive fair value of milestone payments of acquisition								3.25%
Gain on sale of business																$ 1,200,000